          As filed with the Securities and Exchange Commission on April 20, 2001
                                               Securities Act File No. 333-57793
                                Investment Company Act of 1940 File No.811-08839


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

                      Post-Effective Amendment No. 1 / X /

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

                              Amendment No. 4 / X /


                           streetTRACKS(SM) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               225 Franklin Street
                           Boston, Massachusetts 02110
                                 ---------------
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 617-662-3972

                           Michael E. Gillespie, Esq.
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                          2 Avenue de Lafayette, LCC4N
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Stuart M. Strauss, Esq.
                               Mayer Brown & Platt
                                  1675 Broadway
                            New York, New York 10019

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _________________ pursuant to Rule 485,paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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Part A: INFORMATION REQUIRED IN PROSPECTUS:

The Prospectus for the streetTRACKS(SM) SERIES TRUST is incorporated herein by reference from Pre-Effective Amendment No. 3 filed with the Commission on September 25, 2000. Accession Number: 0000950135-00-004418


Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the streetTRACKS(SM) SERIES TRUST is incorporated herein by reference from Pre-Effective Amendment No. 3 filed with the Commission on September 25, 2001. Accession Number: 0000950135-00-004418
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                                     PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

(a)(i) Declaration of Trust was filed on June 28, 1998 and is incorporated herein by reference
(a)(ii) Amended and Restated Declaration of Trust was filed on September 25, 2000, and is incorporated herein by reference
(b) Bylaws of the Trust were filed on September 25, 2000, and is incorporated herein by reference
(c) Global certificates evidencing shares of the Beneficial Interest, $.01 par value, of each Fund were filed on September 25, 2000, and is incorporated herein by reference
(d)(i) Investment Management Agreement between the Trust and State Street Bank and Trust Company was filed on September 25, 2000, and is incorporated herein by reference
(d)(ii) Form of Addendum to Investment Management Agreement between the Trust and State Street Bank and Trust Company is filed herewith
(d)(iii) Form of Sub-Advisory Agreement between the Adviser and the Tuckerman Group LLC is filed herewith
(e)        Distribution Agreement between the Trust and State Street
           Capital Markets was filed on September 25, 2000, and is incorporated herein by reference
(f)        Not applicable
(g)        Custodian and Accounting Services Agreement was filed on
           September 25, 2000, and is incorporated herein by reference
(h)(i) Administration Agreement was filed on September 25, 2000, and is incorporated herein by reference
(h)(ii)    Transfer Agency Services Agreement was filed on September 25,
           2000, and is incorporated herein by reference
(h)(iii) Form of Participant Agreement was filed on September 25, 2000, and is incorporated herein by reference
(h)(iv)    Form of Sales and Investor Services Agreement was filed on
           September 25, 2000, and is incorporated herein by reference
(i)        Opinion and Consent of Mayer Brown & Platt was filed on
           September 25, 2000, and is incorporated herein by reference
(j)(i) Consent of Ernst & Young, LLC was filed on September 25, 2000, and is incorporated herein by reference
(k)        Not applicable
(l)        Subscription Agreement(s) between the Trust and State Street
           Capital Markets, LLC was filed on September 25, 2000, and is incorporated herein by reference
(m) Distribution and Service Plan was filed on September 25, 2000, and is incorporated herein by reference
(n)        Not applicable.
(p)(i) Code of Ethics of the Trust was filed on September 25, 2000, and is

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           incorporated herein by reference
(p)(ii) Code of Ethics of the Adviser was filed on September 25, 2000, and is incorporated herein by reference
(p)(iii) Distributor has adopted the Code of Ethics used by the Adviser and filed as Exhibit (p)(ii)
(q) Powers of Attorney were filed on September 25, 2000, and is incorporated herein by reference


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, State Street Capital Markets, LLC will be the sole shareholder of each Fund of the Trust.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a
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claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  State Street Capital Markets, LLC is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Capital Markets, LLC:

Howard Fairweather, Director
David Spina. Director
Stefan Gavell, Director
Nicholas Bonn, Director
Charles Kaye, Director
F. Charles R. Hindmarsh, President and CEO
Nicholas Bonn, Executive Vice President and CFO
Robert Kilroy, Senior Vice President and Treasurer
Mark Hansen, Vice President and Chief Compliance Officer
Charles C. Cutrell, III, Secretary
M. Bradley Jacobs, Chief Legal Officer
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(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 2 Avenue de Lafayette, LLC 4, Boston, Massachusetts 02111.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.
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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 20th day of April, 2001.


                                      streetTRACKS(SM) SERIES TRUST

                                      By:  /s/ Agustin J. Fleites
                                          ------------------------
                                      Agustin J. Fleites
                                      President


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:


SIGNATURES                    TITLE                         DATE

______________________*       Trustee                       April 20, 2001
David M. Kelly

______________________*       Trustee                       April 20, 2001
Frank Nesvet

______________________*       Trustee                       April 20, 2001
Helen F. Peters

______________________*       Trustee                       April 20, 2001
Timothy B. Harbert

______________________*       Trustee                       April 20, 2001
Nicholas A. Lopardo

*Pursuant to Power of Attorney

By: /s/ Michael E. Gillespie
  --------------------------
Michael E. Gillespie
As Attorney-in-Fact
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                                  Exhibit List

(d)(ii) Form of Addendum to Investment Management Agreement between the Trust and State Street Bank and Trust Company is filed herewith
(d)(iii) Form of Sub-Advisory Agreement between the Adviser and the Tuckerman Group LLC is filed herewith